Schedule III - Real Estate Properties and Accumulated Depreciation	12 Months Ended
Dec. 31, 2018
Schedule III - Real Estate Properties and Accumulated Depreciation
Schedule III - Real Estate Properties and Accumulated Depreciation

Medalist Diversified REIT, Inc. and Subsidiaries

Schedule III - Real Estate Properties and Accumulated Depreciation

December 31, 2018

		Initial Cost to Company						Gross Amount at Which Carried at Close of Period
														Life on
														Which
														Depreciation
					Costs		Costs							in Latest
			Buildings		Capitalized		Written		Buildings					Income
	Encum-		and		Subsequent to		Off Due to		and		Accumulated	Date of	Date	Statements
Description	brances	Land	Improvements		Acquisition		Impairment	Land	Improvements	Total	Depreciation	Construction	Acquired	is Computed
Retail properties

The Shops at Franklin Square	$14,275,000	$3,343,164	$15,418,158	(1)	$685,004		$(54,478)	$3,343,164	$16,048,684	$19,391,848	$1,006,271	2006	April 28, 2017	Building - 38 years
Gastonia, North Carolina														Site Improvements - 13 years

Hanover North Shopping Center	8,772,562	3,158,882	8,334,478	(1)	6,115		—	3,158,882	8,340,593	11,499,475	229,238	2007	May 8, 2018	Building - 39 years
Mechanicsville, Virginia														Site Improvements - 12 years

Total retail properties	23,047,562	6,502,046	23,752,636		691,119		(54,478)	6,502,046	24,389,277	30,891,323	1,235,509

Hotel properties

Greensboro Airport Hampton Inn	10,600,000	960,900	13,120,032	(2)	585,705	(2)	—	960,900	13,705,737	14,666,637	336,882	1996	November 3, 2017	Building - 51 years
Greensboro, North Carolina														Site Improvements - 10 years

Total investment properties	$33,647,562	$7,462,946	$36,872,668		$1,276,824		$(54,478)	$7,462,946	$38,095,014	$45,557,960	$1,572,391

(1)	Excludes intangible assets
(2)	Excludes furniture and fixtures

	Franklin	Hanover	Hampton
	Square	Square	Inn	Total
Investments in real estate - 2018

Balance at beginning of period - 1/1/18	$18,959,453	$—	$14,090,807	$33,050,260
Additions during period:
Acquisitions	—	11,493,360	—	11,493,360
Capitalized leasing commissions	299,533	6,115	—	305,648
Capitalized tenant improvements	62,340	—	—	62,340
Capitalized tenant inducements	125,000	—	—	125,000
Building improvements - construction in progress	—	—	575,830	575,830
Impairment write-offs	(54,478)	—	—	(54,478)

Balance at end of period - 12/31/18	$19,391,848	$11,499,475	$14,666,637	$45,557,960

Accumulated depreciation - 2018

Balance at beginning of period	$394,746	$—	$48,125	$442,871
Additions charged to costs and expenses	615,599	229,238	288,756	1,133,593
Impairment write-offs	(4,073)	—	-	(4,073)
Balance at end of period	$1,006,272	$229,238	$336,881	$1,572,391

Net investments in real estate - end of period	$18,385,576	$11,270,237	$14,329,756	$43,985,569

Investments in real estate - 2017

Balance at beginning of period - 1/1/17	$—	$—	$—	$—
Additions during period:
Acquisitions	18,761,322	—	14,080,932	32,842,254
Capitalized leasing commissions	43,321	—	—	43,321
Capitalized tenant improvements	154,810	—	—	154,810
Building improvements - CIP	—	—	9,875	9,875

Balance at end of period - 12/31/17	$18,959,453	$—	$14,090,807	$33,050,260

Accumulated depreciation - 2017

Balance at beginning of period	$—	$—	$—	$—
Additions charged to costs and expenses	394,746	—	48,125	442,871
Balance at end of period	$394,746	$—	$48,125	$442,871

Net investments in real estate - end of period	$18,564,707	$—	$14,042,682	$32,607,389